Financial instruments and risk management (Details 1) - Foreign currency risk - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
US dollar
Financial instruments and risk management
Net exposure	R$ 63,060	R$ 725,388
US dollar | Financial investments
Financial instruments and risk management
Net exposure	96,299	798,786
US dollar | Suppliers and other payables
Financial instruments and risk management
Net exposure	(4,229)	(8,763)
US dollar | Trade receivables
Financial instruments and risk management
Net exposure	304,617	233,724
US dollar | Loans and borrowings
Financial instruments and risk management
Net exposure	(223,512)	(266,561)
US dollar | Lease liabilities
Financial instruments and risk management
Net exposure	(29,147)	(32,159)
US dollar | Accounts payable for business combination
Financial instruments and risk management
Net exposure	(76,859)	0
US dollar | Derivatives
Financial instruments and risk management
Net exposure	(4,109)	361
GBP
Financial instruments and risk management
Net exposure	(35,889)
GBP | Financial investments
Financial instruments and risk management
Net exposure	0
GBP | Suppliers and other payables
Financial instruments and risk management
Net exposure	(2,264)
GBP | Trade receivables
Financial instruments and risk management
Net exposure	51,152
GBP | Loans and borrowings
Financial instruments and risk management
Net exposure	0
GBP | Lease liabilities
Financial instruments and risk management
Net exposure	(1,009)
GBP | Accounts payable for business combination
Financial instruments and risk management
Net exposure	(83,768)
GBP | Derivatives
Financial instruments and risk management
Net exposure	0
Other
Financial instruments and risk management
Net exposure	7,735	5,589
Other | Financial investments
Financial instruments and risk management
Net exposure	0	0
Other | Suppliers and other payables
Financial instruments and risk management
Net exposure	(2,078)	(722)
Other | Trade receivables
Financial instruments and risk management
Net exposure	12,306	7,273
Other | Loans and borrowings
Financial instruments and risk management
Net exposure	0	0
Other | Lease liabilities
Financial instruments and risk management
Net exposure	(2,493)	(962)
Other | Accounts payable for business combination
Financial instruments and risk management
Net exposure	0	0
Other | Derivatives
Financial instruments and risk management
Net exposure	R$ 0	R$ 0